INTANGIBLE ASSETS AND GOODWILL - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment expenses	$ 0	$ 0	$ 0
Amortization expense	131,000,000	98,000,000	7,000,000
Accumulated impairment loss	$ 0	$ 0	$ 0